Income Taxes - Summary of Components of Income (Loss) Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ 37,547	$ 32,136	$ 52,422
Foreign	10,990	20,651	18,555
Income before income taxes	$ 48,537	$ 52,787	$ 70,977